Property, plant, equipment and development costs - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2023 $ / t $ / oz	Dec. 31, 2022 $ / oz $ / t
Less than 1 year | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	1,900	1,750
Less than 1 year | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	23	21
Less than 1 year | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates	8,500	7,900
Less than 1 year | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,050	1,900
Less than 1 year | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,600	3,000
Between 1 and 2 years | Gold per ounce [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	2,036	1,735
Between 1 and 2 years | Silver [Member]
Property, plant, equipment and development costs
Commodity price estimates | $ / oz	27	23.17
Between 1 and 2 years | Copper [Member]
Property, plant, equipment and development costs
Commodity price estimates	10,822	9,625
Between 1 and 2 years | Lead [Member]
Property, plant, equipment and development costs
Commodity price estimates	2,449	2,181
Between 1 and 2 years | Zinc [Member]
Property, plant, equipment and development costs
Commodity price estimates	3,071	2,648